INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2024
INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS
INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

16.INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	2024	2023
Non-current Group	$’000	$’000
At 1 January	400	414
Foreign exchange movement	—	—
Additions	—	—
Fair value through profit or loss	—	—
Disposals	(100)	(14)
At 31 December	300	400